Stockholders' Equity	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016
Stockholders' Equity
Stockholders' Equity

Note 12 — Stockholders’ Equity

Sale of Common Stock or Equity Units

During the nine months ended December 31, 2016, the Company entered into securities purchase agreements with certain accredited investors, pursuant to which the Company sold an aggregate of 550,000 units at a purchase price of $2.50 per share for $1,375,000 in cash proceeds. Each unit consisted of one share of the Company’s common stock and a warrant to purchase 0.5 (one-half) share of the Company’s common stock, exercisable for a period of three years from the date of original issuance at exercise prices from $0.005 to $0.01 per share.

Issuance of Common Stock for Services

During the nine months ended December 31, 2016, the Company issued 831,214 shares of its common stock valued at $1,031,252 to various consultants, including 100,000 shares to a related party valued at $167,000. The Company valued these shares at prices from $0.50 to $1.67 per share, the most recent price of the sale of its common stock near the date of grant.

Warrants

On June 2, 2016, the Company issued warrants to acquire 205,920 shares of the Company’s common stock valued at $341,864 as an inducement to convert a convertible note. These warrants, along with 400,000 warrants issued to the note holder upon issuance of the note, were exercised during the period at an exercise price of $0.005 per share, resulting in net proceeds to the Company of $3,030.

In April, 2016, the Company issued warrants to Trinad Capital, a related party, to acquire 3,352,754 shares of the Company’s common stock valued at $1,661,114 at an exercise price of $0.005 to extend the maturity dates of certain notes. These warrants were exercised during the period at an exercise price of $0.005 per share, resulting in net proceeds to the Company of $16,764.

On September 14, 2016, the Company issued warrants along with a convertible note to acquire 150,000 shares of Company’s common stock valued at $93,612 at an exercise price of $0.005.

On November 22, 2016, the Company issued warrants along with a convertible note to acquire 250,000 shares of Company’s common stock valued at $226,811 at an exercise price of $0.005.

During the period ended December 31, 2016, warrants to purchase 7,558,674 shares of common stock were exercised, 201,352 warrants were exercised on a cashless basis and the Company received proceeds of $26,293 from the exercise of 7,357,322 warrants.

The table below summarizes the Company’s warrant activities:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance outstanding, March 31, 2016	3,600,000	$0.050	4.16
Granted	4,233,674	0.005	3.16
Exercised	(7,558,674)	0.026	3.51
Forfeited/expired	—	—	—
Balance outstanding, December 31, 2016	275,000	$0.005	2.47
Exercisable, December 31, 2016	275,000	$0.005	2.47

Increase of Authorized Common Stock and Creation of Preferred Stock

On August 29, 2016, the Company’s Board of Directors and stockholders approved for the Company to file a Certificate of Amendment to its Articles of Incorporation (the “Certificate”) with the Secretary of State of the State of Nevada, which increased the Company’s authorized capital stock. The Certificate was filed and became effective on September 1, 2016. The Certificate increased the aggregate number of shares of capital stock which the Company has the authority to issue to 501,000,000 shares, consisting of 500,000,000 shares of common stock and 1,000,000 shares of the Company’s preferred stock, $0.001 par value per share (the “preferred stock”).

The Company may issue shares of preferred stock from time to time in one or more series, each of which will have such distinctive designation or title as shall be determined by the Company’s Board of Directors and will have such voting powers, full or limited, or no voting powers, and such preferences and relative, participating, optional or other special rights and such qualifications, limitations or restrictions thereof, as shall be stated in the resolution or resolutions providing for the issue of such class or series of preferred stock as may be adopted from time to time by the Company’s Board of Directors. The Company’s Board of Directors will have the power to increase or decrease the number of shares of preferred stock of any series after the issuance of shares of that series, but not below the number of shares of such series then outstanding. In case the number of shares of any series shall be decreased, the shares constituting such decrease will resume the status of authorized but unissued shares of preferred stock.

While the Company does not currently have any plans for the issuance of preferred stock, the issuance of such preferred stock could adversely affect the rights of the holders of common stock and, therefore, reduce the value of the common stock. It is not possible to state the actual effect of the issuance of any shares of preferred stock on the rights of holders of the common stock until and unless the Company’s Board of Directors determines the specific rights of the holders of the preferred stock; however, these effects may include: restricting dividends on the common stock, diluting the voting power of the common stock, impairing the liquidation rights of the common stock, or delaying or preventing a change in control of the Company without further action by the stockholders.

Note 11 — Stockholders’ Equity

Common Stock

On February 13, 2014, JJAT exchanged its shares of stock of OCHL for 58,000,000 shares of the Company’s common stock. The shares were valued at $4,200,000, the historical cost basis of JJAT in the stock conveyed to the Company. JJAT is an entity that is owned by Robert Ellin, the majority shareholder of the Company

Sale of Common Stock or Equity Units

During the year ended March 31, 2015, the Company issued an aggregate of 300,000 shares of its common stock at $0.50 per share for $150,000 in cash.

During the year ended March 31, 2015, the Company entered into securities purchase agreements with accredited investors, pursuant to which the Company agreed to issue an aggregate of 1,350,000 Units at a purchase price per unit of $1.00 per share for an aggregate purchase price of $675,000 with each unit consisting of one share of the Company’s common stock and one warrant to purchase a share of the Company’s common stock, exercisable for a period of four years from the date of original issuance at an exercise price of $0.005 per share

During the year ended March 31, 2016, the Company entered into securities purchase agreements with accredited investors, pursuant to which the Company agreed to issue an aggregate of 762,500 units at a purchase price of $1.00 per unit for $612,500 in cash. Each unit consisted of one share of the Company’s common stock and one warrant to purchase a share of the Company’s common stock, exercisable for a period of four years from the date of original issuance at an exercise price of $0.005 per share.

Issuance of Common Stock for services

During the year ended March 31, 2016, the Company issued 1,802,000 shares of its common stock valued at $856,500 to various consultants and advisory board members. The Company valued these shares at prices from $0.025 – $0.50 per share, the most recent price of the sale of our common stock on the date of grant.

During the year ended March 31, 2015, the Company issued 2,570,000 shares of its common stock valued at $960,000 to various consultants and advisory board members. The Company valued these shares at prices from $0.25 – $0.50 per share, the most recent price of the sale of our common stock on the date of grant.

Stock Grant for Legal Services

During the fiscal year ended March 31, 2015, the Company entered into a Subscription Agreement with its then legal advisors (the “Subscription Agreement”). Pursuant to the Subscription Agreement, the advisors agreed to subscribe to purchase of 1,909,976 shares of the Company’s common stock, at the price of $0.25 per share, in exchange for legal services previously rendered to the Company in the aggregate amount of $477,494.

Warrants

On December 1, 2014, the Company issued warrants to purchase 5,250,000 shares of its common stock at an exercise price of $0.005 per share to 8 accredited investors who had previously purchased shares of the Company’s common stock for $0.50 per share. The Company incurred an expense of $2,600,080 for this issuance. The warrants expire 4 years from the date of issuance.

During the years ended March 31, 2016 and 2015, the Company issued 1,162,500 and 5,900,000 shares of the Company’s common stock upon exercise of 1,162,500 and 5,900,000 warrants at an exercise price of $0.005 per share, resulting in net proceeds to the Company of $5,813 and $29,500.

The table below summarizes the Company’s warrant activities:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance outstanding, March 31, 2014	2,250,000	$0.075	8.49
Granted	7,250,000	0.005	3.92
Exercised	(5,900,000)	0.005	3.92
Forfeited/expired	—	—	—
Balance outstanding, March 31, 2015	3,600,000	$0.045	3.21
Granted	1,162,500	0.005	2.31
Exercised	(1,162,500)	0.005	4.24
Forfeited/expired	—	—	—
Balance outstanding, March 31, 2016	3,600,000	$0.05	4.16
Exercisable, March 31, 2016	3,600,000	$0.10	4.16